ANNUAL REPORT AS OF
MARCH 31, 1998



SEI INDEX FUNDS



================================================================================
S&P 500 Index
================================================================================
Bond Index
================================================================================


[Logo Omitted]
SEI INVESTMENTS
THE ART OF PEOPLE.
THE SCIENCE OF RESULTS.

TABLE OF CONTENTS
================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS
OF FUND PERFORMANCE
      S&P 500 INDEX PORTFOLIO........................................     1
      BOND INDEX PORTFOLIO...........................................     2
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS.............................     4
STATEMENT OF NET ASSETS..............................................     5
STATEMENT OF OPERATIONS..............................................    15
STATEMENT OF CHANGES IN NET ASSETS...................................    16
FINANCIAL HIGHLIGHTS.................................................    17
NOTES TO FINANCIAL STATEMENTS........................................    18
NOTICE TO SHAREHOLDERS...............................................    21

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998




                             S&P 500 INDEX PORTFOLIO

================================================================================
                         CLASS A S&P 500 INDEX PORTFOLIO
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                    Annualized Inception
          One Year Return                 to Date
--------------------------------------------------------------------------------
              47.43%                      31.17%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI S&P 500 INDEX PORTFOLIO, CLASS A, VERSUS THE S&P 500 COMPOSITE INDEX



[LINE GRAPH OMITTED]
PLOT POINTS ARE AS FOLLOWS:



         SEI S&P 500 INDEX FUND, CLASS A    S&P 500 COMPOSITE INDEX

2/29/96              10,000                         10,000
3/96                 10,092                         10,096
6/96                 10,532                         10,548
9/96                 10,841                         10,874
12/96                11,733                         11,780
3/97                 12,033                         12,097
6/97                 14,134                         14,208
9/97                 15,163                         15,272
12/97                15,582                         15,710
3/98                 17,738                         17,900


1 FOR THE PERIODS ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 02/28/96. EFFECTIVE 07/31/97, THE BOARD OF TRUSTEES APPROVED THE RENAMING OF CLASS A SHARES TO CLASS E SHARES.

      OBJECTIVES. The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Composite Stock Price Index (the "Index"). The fifty largest stocks in the Index account for approximately 50% of the weighting of the Index, and the Index represents approximately two-thirds of the market value of the common stocks listed on the New York Stock Exchange.
      STRATEGY. The S&P 500 Index Portfolio attempts to match the performance of the widely followed Index by duplicating its composition in full. Deviation on performance between the portfolio and the index, called tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Portfolio will result in under performance of the Index during rising


================================================================================
                         CLASS E S&P 500 INDEX PORTFOLIO
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
        One    Annualized   Annualized  Annualized  Annualized
        Year     3 Year       5 Year      10 Year    Inception
       Return    Return       Return      Return      to Date
--------------------------------------------------------------------------------
       47.62%    32.49%       22.09%      18.63%      17.80%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI S&P 500 INDEX PORTFOLIO, CLASS E, VERSUS THE S&P 500 COMPOSITE INDEX



[LINE GRAPH OMITTED]
PLOT POINTS ARE AS FOLLOWS:



        SEI S&P 500 INDEX FUND, CLASS E   S&P 500 COMPOSITE INDEX

7/31/85             10,000                        10,000
3/86                12,692                        12,846
3/87                15,918                        16,212
3/88                14,441                        14,858
3/89                16,982                        17,547
3/90                20,212                        20,924
3/91                23,079                        23,932
3/92                25,543                        26,582
3/93                29,367                        30,625
3/94                29,720                        31,066
3/95                34,255                        35,894
3/96                45,175                        47,405
3/97                53,966                        56,800
3/98                79,665                        84,047


1 FOR THE PERIODS ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS E SHARES WERE OFFERED BEGINNING 08/01/85. EFFECTIVE 07/31/97, THE BOARD OF TRUSTEES APPROVED THE RENAMING OF CLASS E SHARES TO CLASS A SHARES.

markets and overperformance during falling markets. Transaction costs incurred during portfolio purchases and sales will also contribute to tracking error. To mitigate these effects, the Portfolio may use stock index futures to hedge its cash position. Futures contracts enable the Portfolio to maintain exposure to the market and reduce trading expenses as the cost of a contract is nominal in comparison to the cost of purchasing 500 stocks in the Index. The value of stock index futures held by the Portfolio may not exceed 20% of the Portfolio's assets.
      ANALYSIS. The S&P 500 Index Portfolio (Class E shares) returned 47.62% for the fiscal year ended March 31, 1998, providing investors with the strongest 1-year return since the Fund's inception over eleven years ago. The sharp advance is a result of various positive influences on the U.S. economy and on equity investments.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998

S&P 500 INDEX (CONTINUED)

      Strong but controlled economic growth over the last seven years coupled with the lowest inflation since the 1960's provided the backdrop for continued robust corporate earnings and revenue growth. Additionally, as a result of huge capital investments in technology and production facilities, U.S. corporations have regained their dominance in the world economy thus further enhancing their competitiveness and earnings power. U.S. equities have enjoyed large cash inflows due to the relatively low yields available on fixed income securities and the increase savings by the baby-boomers. This increased demand contributed to an increase in the broad market as measured by the S&P 500 Index.
      While the Index, which is largely made-up of large cap companies, outpaced the Russell 2000 Index, which represents the small-cap sector, the gap was not as significant as other recent years thereby suggesting a healthy broadening in the market. This broadening would prove beneficial to most equity investors. However, growth stocks did significantly outpace value stocks during the year. Industries demonstrating sharp advances include technology, financial services, healthcare, telephones, retail, motor vehicles and air transportation while apparel and precious metal stocks were the only sectors demonstrating negative returns.
      The Fund continues to closely track the overall performance of its target benchmark, the Index. This year the Portfolio's deviation from its benchmark which stood at 0.10% was modestly higher than in previous years though it is still very close and within expectations.


                              BOND INDEX PORTFOLIO

     OBJECTIVES. The Bond Index Portfolio seeks to provide investment results that correspond to the aggregate price and performance of the Lehman Aggregate Bond Index (the "Lehman Index"). The Portfolio's ability to

--------------------------------------------------------------------------------
                              BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
      One          Annualized       Annualized       Annualized       Annualized
      Year          3 Year           5 Year           10 Year         Inception
     Return         Return           Return           Return           Return
--------------------------------------------------------------------------------
     11.81%          8.78%            6.56%            8.28%            7.97%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI BOND
INDEX PORTFOLIO, VERSUS THE SALOMON BROAD BOND INDEX, AND THE LEHMAN AGGREGATE BOND INDEX


                SEI BOND              SALOMON BROAD         LEHMAN AGGREGATE
            INDEX PORTFOLIO             BOND INDEX             BOND INDEX

5/31/86          10,000                   10,000                  10,000
3/87             10,973                   11,013                  11,024
3/88             11,343                   11,579                  11,566
3/89             11,821                   12,185                  12,161
3/90             13,244                   13,674                  13,662
3/91             14,823                   15,426                  15,427
3/92             16,224                   17,227                  17,184
3/93             18,289                   19,532                  19,468
3/94             18,673                   20,028                  19,928
3/95             19,521                   21,033                  20,924
3/96             21,533                   23,319                  23,180
3/97             22,472                   24,412                  24,318
3/98             25,126                   27,393                  27,236

1 FOR THE PERIODS ENDED MARCH 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. THE PORTFOLIO WAS OFFERED BEGINNING 05/19/86.

duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Portfolio, the extent of the Portfolio's expenses, and the capability of the Portfolio to select a representative sample of the securities included in the Lehman Index.
      The Lehman Index is made up of the Government/Corporate Index, the Mortgage Backed Securities Index and the Asset-Backed Securities Index. The Lehman Index includes fixed rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Price, coupon and total return are reported for all sectors on a month-end basis. All returns are market value weighted inclusive of accrued interest.
      STRATEGY. The Portfolio intends to invest its assets primarily in up to 300 of the debt obliga-

================================================================================
tions included in the Lehman Index so long as the net assets of the Portfolio are less than $100 million. The Portfolio will be invested in 100 to 500 of such obligations at net asset levels of $100 million or more. The Portfolio will be managed in a manner designed to generally reflect the current performance of the Lehman Index. Obligations included in the Lehman Index have been categorized into sectors which have been organized on the basis of type of issuer and then further classified by quality and remaining term to maturity.
      The percentage of the Portfolio's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in that Lehman Index. The ability of the Portfolio to duplicate the Lehman Index's performance can be influenced by the Portfolio's asset size. To the extent that the size of Portfolio assets limits the number of issues that the Portfolio can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels. Under these circumstances, the Portfolio will implement strategies designed to minimize this potential for greater deviation.
      ANALYSIS. The investment-grade fixed income market posted an impressive performance for the fiscal year ending March 31, 1998, returning 11.99% as measured by the Lehman Index. The SEI Bond Index Portfolio kept pace with the market, rising 11.81% for the period. The Portfolio's lockstep performance was a direct result of its similar sector weightings relative to the Lehman Index. Portfolio expenses explain the slight performance lag relative to the Lehman Index.
      After a brief setback in early April in reaction to a Federal Reserve rate hike the month prior, the market trended higher throughout the remainder of the fiscal year. News of a moderating economy and the lack of inflationary pressures fueled the markets. In addition, during the fourth quarter of 1997, the U.S. investment-grade bond market was a major benefactor of worldwide capital market volatility, as the demand for Treasury securities surged in the global flight-to-quality away from the crisis in Southeast Asia. Long-term bond yields declined dramatically during the fiscal year, dropping from 7.10% to 5.93%. In contrast, yields on securities with less than one year to maturity fell only 25 basis points throughout the period as the Federal Reserve held the overnight rate firm throughout the fiscal year.
     During the above scenario, mortgage-backed securities provided the best sector performance on a duration-adjusted basis. The 10-year Treasury yield, which is used as a base for most mortgage calculations, declined to 5.65% from 6.91% during the fiscal year. Throughout most of the 1.26% decline in 10-year yields the mortgage market had apparently ignored the associated rise in prepayments. However, as the end of the period approached, prepayment fears escalated as mortgage investors pondered the potential risk of the largest wave of mortgage refinancing since 1993. Discount securities, which actually benefit from rising prepayments, began to outperform in conjunction with the escalation of these fears.
     U.S. investment-grade corporate securities posted the worst broad sector performance on a duration-adjusted basis for the period. Despite strong performance during initial stages of the fiscal year, the crisis in Southeast Asia caused significant spread widening across the credit spectrum. The Yankee sub-sector was hit particularly hard, as many of these issuers were more directly impacted by the Asian situation. As yield levels fell, new supply proliferated as issuers rushed to lock in low long-term borrowing rates, placing further upward pressure on corporate spreads.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================


To the Shareholders and Trustees of
   SEI Index Funds:

     We have audited the accompanying statements of net assets of the S&P 500 Index and Bond Index Portfolios of SEI Index Funds (the "Trust") as of March 31, 1998, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S&P 500 Index and Bond Index Portfolios of SEI Index Funds as of March 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Philadelphia, PA
May 8, 1998

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998



S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%
AEROSPACE & DEFENSE -- 0.2%
   Raytheon Company, Cl B             68,040    $    3,972
                                                ----------
AGRICULTURE -- 0.1%
   Pioneer Hi-Bred International      15,700         1,532
                                                ----------
AIR TRANSPORTATION -- 0.5%
   AMR*                               17,885         2,561
   Delta Air Lines                    14,985         1,772
   FDX*                               29,502         2,098
   Southwest Airlines                 44,300         1,310
   US Air Group*                      18,365         1,361
                                                ----------
                                                     9,102
                                                ----------
AIRCRAFT -- 1.9%
   Allegheny Teledyne                 39,348         1,094
   Allied Signal                     113,240         4,756
   Boeing                            200,771        10,465
   General Dynamics                   12,630         1,088
   Lockheed Martin                    39,016         4,389
   Northrop                           13,365         1,436
   Rockwell International             41,030         2,354
   Textron                            33,010         2,542
   United Technologies                46,830         4,323
                                                ----------
                                                    32,447
                                                ----------
APPAREL/TEXTILES -- 0.2%
   Fruit of the Loom, Cl A*           14,400           441
   Liz Claiborne                      13,350           666
   Russell                             6,965           187
   Springs Industries, Cl A            3,870           213
   VF                                 24,660         1,296
                                                ----------
                                                     2,803
                                                ----------
AUTOMOTIVE -- 2.4%
   Chrysler                          132,284         5,498
   Cooper Tire & Rubber               15,800           375
   Dana                               21,130         1,229
   Eaton                              15,530         1,478
   Echlin                             12,735           668
   Fleetwood Enterprises               6,890           321
   Ford Motor                        240,940        15,616
   General Motors                    142,930         9,639
   Genuine Parts                      35,892         1,368
   Goodyear Tire & Rubber             31,370         2,376
   ITT Industries                     23,765           905
   Navistar International*            14,126           494
   Paccar                             15,608           930
   TRW                                24,720         1,363
                                                ----------
                                                    42,260
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
BANKS -- 9.0%
   Banc One                          129,634    $    8,199
   Bank of New York                   75,600         4,749
   BankAmerica                       139,276        11,508
   BankBoston                         29,322         3,233
   Bankers Trust, New York            19,753         2,377
   BB&T                               28,600         1,936
   Chase Manhattan                    85,134        11,483
   Citicorp                           91,745        13,028
   Comerica                           21,100         2,233
   CoreStates Financial               40,345         3,621
   Fifth Third Bancorp                31,200         2,668
   First American Bank                17,500         1,514
   First Chicago                      58,102         5,120
   First Union                       129,824         7,367
   Fleet Financial Group              54,766         4,659
   Golden West Financial              11,405         1,093
   H.F. Ahmanson                      19,300         1,496
   Huntington Bancshares              38,400         1,399
   J.P. Morgan                        35,630         4,786
   KeyCorp                            88,242         3,337
   Mellon Bank                        51,110         3,245
   Mercantile Bancorp                 26,300         1,442
   National City                      42,400         3,108
   NationsBank                       188,797        13,770
   Northern Trust                     22,400         1,674
   Norwest                           151,672         6,304
   PNC Bank                           61,160         3,666
   Republic New York                  10,600         1,414
   State Street                       32,300         2,198
   Summit Bancorp                     35,300         1,767
   SunTrust Banks                     42,330         3,191
   Synovus Financial                  35,200         1,307
   U.S. Bancorp                       49,277         6,147
   Wachovia                           41,378         3,509
   Washington Mutual                  51,703         3,708
   Wells Fargo                        17,428         5,773
                                                ----------
                                                   158,029
                                                ----------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.2%
   Clear Channel Communications*      20,900         2,048
   Omnicom Group                      32,500         1,530
                                                ----------
                                                     3,578
                                                ----------
CHEMICALS -- 2.3%
   Air Products & Chemicals           23,670         1,962
   Avery Dennison                     20,630         1,101
   B.F. Goodrich                      14,050           717
   Dow Chemical                       45,550         4,430
   E.I. du Pont de Nemours           227,290        15,456
   Eastman Chemical                   15,791         1,065
   FMC*                                7,165           562
   Great Lakes Chemical               12,000           648

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998



S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Hercules                           19,095    $      943
   Monsanto                          119,050         6,191
   Morton International               27,095           889
   Nalco Chemical                     13,400           544
   Praxair                            31,665         1,629
   Rohm & Haas                        12,335         1,274
   Union Carbide                      24,765         1,241
   W.R. Grace*                        14,900         1,247
                                                ----------
                                                    39,899
                                                ----------
COMMUNICATIONS -- 9.9%
   Airtouch Communications*          101,390         4,962
   Alltel                             36,600         1,599
   Ameritech                         219,820        10,867
   Andrew*                            17,415           345
   AT&T                              326,199        21,407
   Bell Atlantic                     155,957        15,986
   BellSouth                         199,169        13,456
   Comcast, Cl A*                     70,127         2,476
   DSC Communications*                23,730           432
   GTE                               192,280        11,513
   Harris*                            15,630           815
   Interpublic Group                  25,250         1,569
   Lucent Technologies               130,673        16,710
   MCI Communications                139,830         6,922
   Motorola                          119,860         7,267
   Northern Telecom Ltd              104,530         6,755
   SBC Telecommunications            368,232        16,064
   Scientific-Atlanta                 15,884           311
   Sprint                             86,300         5,841
   Tele-Communications, Cl A*        101,807         3,166
   Tellabs*                           36,400         2,443
   US West                            97,060         5,314
   US West Media Group*              121,960         4,238
   Viacom, Cl B*                      70,900         3,811
   WorldCom*                         203,400         8,759
                                                ----------
                                                   173,028
                                                ----------
COMMUNICATIONS EQUIPMENT -- 0.0%
   General Instrument*                29,700           622
                                                ----------
COMPUTERS & SERVICES -- 8.3%
   Apple Computer*                    26,620           732
   Bay Networks*                      44,100         1,196
   Cabletron Systems*                 31,800           463
   Ceridian*                          15,465           834
   Cisco Systems*                    204,400        13,976
   Compaq Computer                   304,026         7,867
   Computer Associates
     International                   109,652         6,332
   Computer Sciences*                 31,320         1,723
   Data General*                       9,770           173
   Dell Computer*                    131,100         8,882

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Digital Equipment*                 30,015    $    1,570
   EMC*                               99,600         3,766
   First Data                         87,004         2,828
   Hewlett Packard                   208,860        13,236
   International Business Machines   195,260        20,283
   Microsoft*                        459,300        41,107
   Novell*                            70,500           756
   Oracle Systems*                   197,643         6,238
   Pitney Bowes                       58,220         2,922
   Seagate Technology*                48,700         1,230
   Shared Medical Systems              4,595           360
   Silicon Graphics*                  37,700           525
   Sun Microsystems*                  75,800         3,162
   Tandy                              21,194           996
   Texas Instruments                  78,420         4,244
   Unisys*                            50,085           952
                                                ----------
                                                   146,353
                                                ----------
CONSTRUCTION -- 0.3%
   Armstrong World Industries          7,765           672
   Centex                             11,880           453
   Fluor                              16,830           837
   Foster Wheeler                      7,865           240
   Halliburton                        52,640         2,642
   McDermott International            11,265           465
   Owens-Corning Fiberglass           10,365           372
                                                ----------
                                                     5,681
                                                ----------
CONTAINERS & PACKAGING -- 0.2%
   Ball                                5,895           193
   Crown Cork & Seal                  25,785         1,379
   Owens-Illinois*                    28,200         1,220
                                                ----------
                                                     2,792
                                                ----------
ELECTRICAL SERVICES -- 0.3%
   Ameren                             27,600         1,163
   Consolidated Edison                47,190         2,206
   FirstEnergy*                       46,205         1,424
                                                ----------
                                                     4,793
                                                ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT -- 2.4%
   3Com*                              71,200         2,559
   Advanced Micro Devices*            28,430           826
   AMP                                44,178         1,936
   Autodesk                            9,300           401
   Automatic Data Processing          60,020         4,085
   Honeywell                          25,560         2,113
   Intel                             308,340        24,070
   Johnson Controls                   16,930         1,027
   LSI Logic*                         28,400           717
   Micron Technology                  42,500         1,235
   Millipore                           8,490           295

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   National Semiconductor*            33,012    $      691
   Perkin Elmer                        9,765           706
   Tektronix                          10,155           453
   Thomas & Betts                     10,640           681
                                                ----------
                                                    41,795
                                                ----------
ENTERTAINMENT -- 0.1%
   Mirage Resorts*                    36,000           875
                                                ----------
ENVIRONMENTAL SERVICES -- 0.3%
   Browning-Ferris Industries         40,935         1,335
   Ecolab                             25,900           751
   Laidlaw                            66,000         1,048
   Safety-Kleen                       11,710           332
   Waste Management                   91,340         2,814
                                                ----------
                                                     6,280
                                                ----------
FINANCIAL SERVICES -- 4.6%
   Allstate                           86,152         7,921
   American Express                   93,347         8,570
   Beneficial                         10,290         1,279
   Charles Schwab                     53,300         2,025
   Countrywide Credit Industries      21,800         1,159
   Equifax                            30,200         1,102
   Federal Home Loan Mortgage        139,600         6,622
   Federal National Mortgage
     Association                     213,060        13,476
   Green Tree Financial               27,300           776
   Household International            21,530         2,966
   Lehman Brothers Holding            20,500         1,535
   MBNA                              100,675         3,605
   Merrill Lynch                      66,900         5,553
   Morgan Stanley                    118,961         8,669
   Transamerica                       12,630         1,471
   Travelers Group                   230,259        13,816
                                                ----------
                                                    80,545
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 7.4%
   Adolph Coors, Cl B                  7,465           261
   Anheuser Busch                     98,400         4,557
   Archer-Daniels-Midland            114,764         2,518
   Bestfoods                          28,860         3,373
   Brown-Forman, Cl B                 13,860           762
   Campbell Soup                      91,660         5,202
   Coca-Cola                         473,560        36,671
   Conagra                            95,484         3,067
   Fortune Brands                     34,440         1,373
   General Mills                      31,360         2,383
   H.J. Heinz                         73,420         4,286
   Hershey Foods                      28,700         2,056
   Kellogg                            82,480         3,557
   PepsiCo                           304,680        13,006
   Philip Morris                     486,830        20,295

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Quaker Oats                        27,860    $    1,595
   Ralston-Ralston Purina Group       21,560         2,285
   Sara Lee                           94,980         5,853
   Seagram                            72,700         2,776
   Supervalu                          11,630           542
   Sysco                              68,620         1,758
   Unilever NV, ADR                  128,540         8,821
   UST                                37,040         1,195
   Whitman                               600            12
   William Wrigley, Jr.               23,305         1,905
   Vlasic Foods International*         9,166           234
                                                ----------
                                                   130,343
                                                ----------
FOOTWEAR -- 0.2%
   Nike, Cl B                         58,420         2,585
   Reebok International               10,920           333
                                                ----------
                                                     2,918
                                                ----------
GAS/NATURAL GAS -- 0.0%
   Oneok*                              6,200           253
                                                ----------
GLASS PRODUCTS -- 0.3%
   Corning                            46,460         2,056
   Newell                             32,000         1,550
   PPG Industries                     35,790         2,431
                                                ----------
                                                     6,037
                                                ----------
HOUSEHOLD PRODUCTS -- 3.1%
   Alberto-Culver, Cl B               11,380           346
   Avon Products                      26,470         2,065
   Clorox                             20,770         1,780
   Colgate Palmolive                  59,388         5,144
   Gillette                          112,488        13,351
   International Flavors &
     Fragrances                       21,895         1,032
   Jostens                             7,550           181
   Masco                              33,140         1,972
   Maytag                             19,030           910
   National Service Industries         8,685           511
   Procter & Gamble                  257,108        21,693
   Raychem                            16,830           699
   Rubbermaid                         30,060           857
   Sherwin Williams                   34,760         1,234
   Snap-On Tools                      11,797           538
   Stanley Works                      17,930         1,000
   Tupperware                         12,250           326
   Whirlpool                          15,105         1,036
                                                ----------
                                                    54,675
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998



S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- 3.8%
   Aetna                              29,487    $    2,460
   American General                   50,939         3,295
   American International Group      140,839        17,737
   Aon                                33,650         2,179
   Chubb                              33,960         2,662
   Cigna                              14,830         3,040
   Cincinnati Financial               10,700         1,340
   Conseco                            37,800         2,140
   General Re                         15,800         3,486
   Hartford Financial Services Group  23,665         2,568
   Jefferson Pilot                    14,270         1,269
   Lincoln National                   20,530         1,742
   Loews                              23,100         2,408
   Marsh & McLennan                   34,110         2,978
   MBIA                               19,700         1,527
   MGIC Investment                    22,900         1,504
   Progressive of Ohio                14,500         1,953
   Providian Financial                19,130         1,099
   SAFECO                             28,320         1,548
   St. Paul                           16,780         1,496
   SunAmerica                         39,200         1,877
   Torchmark                          28,074         1,286
   United Healthcare                  37,800         2,448
   UNUM                               27,900         1,540
   USF&G                              22,630           564
                                                ----------
                                                    66,146
                                                ----------
LUMBER & WOOD PRODUCTS -- 0.1%
   Georgia-Pacific                    18,600         1,204
   Louisiana-Pacific                  22,012           512
   Timber Group*                         200             5
                                                ----------
                                                     1,721
                                                ----------
MACHINERY -- 5.2%
   Aerquip-Vickers                     5,315           307
   Applied Materials*                 73,500         2,595
   Baker Hughes                       34,015         1,369
   Black & Decker                     19,035         1,010
   Briggs & Stratton                   5,040           231
   Brunswick                          20,030           699
   Case Equipment                     15,100         1,029
   Caterpillar                        74,800         4,119
   Cincinnati Milacron                 7,595           242
   Cooper Industries                  24,295         1,444
   Crane                               8,913           472
   Cummins Engine                      7,440           410
   Deere                              50,090         3,102
   Dover                              44,640         1,696
   Dresser Industries                 35,270         1,695
   Emerson Electric                   89,030         5,804
   General Electric                  625,760        53,933
   General Signal                      9,794           458

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Harnischfeger Industries            9,505   $       325
   Illinois Tool Works                50,140         3,247
   Ingersoll Rand                     33,205         1,592
   Kaufman & Broad Home                7,537           245
   NACCO Industries, Cl A              1,725           231
   Pall                               25,093           539
   Parker-Hannifin                    22,278         1,142
   PULTE                               4,095           190
   Tenneco                            34,212         1,460
   Timken                             12,240           414
   W.W. Grainger                       9,790         1,007
                                                ----------
                                                    91,007
                                                ----------
MEASURING DEVICES -- 0.1%
   KLA Instruments*                   16,900           646
   Mallinckrodt                       14,685           580
   Thermo Electron*                   30,400         1,227
                                                ----------
                                                     2,453
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 10.9%
   Abbott Laboratories               153,560        11,565
   Allergan                           13,100           498
   Allergan Specialty
     Therapeutics, Cl A*                 625             8
   Alza*                              17,100           766
   American Home Products            130,440        12,441
   Amgen*                             52,900         3,220
   Bausch & Lomb                      10,780           493
   Baxter International               56,273         3,102
   Becton Dickinson                   24,560         1,672
   Biomet*                            22,400           672
   Boston Scientific*                 39,100         2,639
   Bristol-Myers Squibb              199,640        20,825
   C.R. Bard                          11,135           409
   Columbia HCA Healthcare           130,059         4,194
   Eli Lilly                         222,820        13,286
   Guidant                            30,300         2,223
   Healthsouth Rehabilitation*        79,012         2,217
   Humana*                            32,900           816
   Johnson & Johnson                 270,040        19,797
   Manor Care                         12,347           457
   Medtronic                          94,140         4,884
   Merck                             229,425        29,452
   Pfizer                            247,640        24,687
   Pharmacia & Upjohn                101,942         4,460
   Schering Plough                   147,060        12,013
   Sigma Aldrich                      20,100           749
   St. Jude Medical                   18,450           617
   Tenet Healthcare*                  61,460         2,232
   United States Surgical             15,200           502
   Warner Lambert                     54,720         9,319
                                                ----------
                                                   190,215
                                                ----------
8

================================================================================



--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
METAL & METAL INDUSTRIES -- 0.8%
   Alcan Aluminum                     45,652    $    1,427
   Aluminum Company of America        34,200         2,353
   Armco*                             21,700           127
   Asarco                              8,065           215
   Barrick Gold                       74,900         1,620
   Battle Mountain Gold, Cl A         46,100           294
   Bethlehem Steel*                   22,630           307
   Cyprus AMAX Minerals               18,802           313
   Engelhard                          29,017           551
   Freeport-McMoran Copper &
     Gold, Cl B                       39,000           778
   Homestake Mining                   29,500           321
   Inco                               33,500           626
   Inland Steel Industries             9,465           261
   Newmont Mining                     31,422           960
   Nucor                              17,680           962
   Phelps Dodge                       11,630           751
   Placer Dome Group                  49,629           654
   Reynolds Metals                    14,835           911
   USX-U.S. Steel Group               17,267           652
   Worthington Industries             19,422           352
                                                ----------
                                                    14,435
                                                ----------
MISCELLANEOUS BUSINESS SERVICES -- 0.6%
   Adobe Systems                      14,100           637
   Cendant*                          162,710         6,447
   HBO                                42,300         2,554
   Netscape Communications*              123             2
   Parametric Technology*             51,500         1,716
   Siebel Systems*                        88             3
                                                ----------
                                                    11,359
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.8%
   Minnesota Mining &
     Manufacturing                    81,630         7,444
   Tyco International Ltd            114,938         6,279
                                                ----------
                                                    13,723
                                                ----------
OIL & GAS -- 5.7%
   Amerada Hess                       18,430         1,075
   Amoco                              97,795         8,447
   Ashland                            15,125           856
   Atlantic Richfield                 64,460         5,068
   Burlington Resources               35,463         1,700
   Chevron                           131,920        10,595
   Coastal                            21,302         1,387
   Exxon                             472,190        31,932
   Helmerich & Payne                  10,090           315
   Kerr McGee                          9,135           635
   Mobil                             157,490        12,068
   Occidental Petroleum               68,030         1,994
   Oryx Energy*                       21,270           553


--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Pennzoil                            9,165    $      592
   Phillips Petroleum                 52,835         2,638
   Rowan*                             17,405           505
   Schlumberger                       99,930         7,570
   Sun                                14,070           575
   Texaco                            110,020         6,629
   Unocal                             49,490         1,915
   USX-Marathon Group                 57,935         2,180
   Western Atlas*                     10,990           850
                                                ----------
                                                   100,079
                                                ----------
PAPER & PAPER PRODUCTS -- 1.1%
   Bemis                              10,290           464
   Boise Cascade                      11,331           409
   Champion International             19,300         1,048
   Fort James                         41,927         1,921
   International Paper                60,679         2,841
   Kimberly-Clark                    111,574         5,593
   Mead                               21,020           753
   Potlatch                            5,470           236
   Stone Container                    19,916           249
   Temple-Inland                      10,990           683
   Union Camp                         13,955           834
   Westvaco                           20,490           630
   Weyerhaeuser                       40,070         2,264
   Willamette Industries              22,300           838
                                                ----------
                                                    18,763
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 0.2%
   Anadarko Petroleum                 12,000           828
   Apache                             19,200           706
   Union Pacific Resources            50,991         1,217
                                                ----------
                                                     2,751
                                                ----------
PETROLEUM REFINING -- 1.3%
   Royal Dutch Petroleum             410,640        23,329
                                                ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.7%
   Eastman Kodak                      65,265         4,234
   Polaroid                            8,858           390
   Xerox                              65,475         6,969
                                                ----------
                                                    11,593
                                                ----------
PRINTING & PUBLISHING -- 1.3%
   American Greetings, Cl A           14,500           667
   Deluxe                             15,955           526
   Dow Jones                          19,300         1,022
   Gannett                            56,970         4,095
   Knight-Ridder                      17,070           954
   McGraw-Hill                        19,870         1,511
   Meredith                           10,380           437
   Moore                              17,800           296
   New York Times, Cl A               19,230         1,346

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998


S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   R.R. Donnelley & Sons              29,260    $    1,201
   Time Warner                       116,164         8,364
   Times Mirror, Cl A                 18,565         1,177
   Tribune                            24,660         1,739
                                                ----------
                                                    23,335
                                                ----------
PROFESSIONAL SERVICES -- 0.4%
   Cognizant                          32,532         1,867
   Dun & Bradstreet                   34,232         1,170
   EG & G                              8,740           254
   H&R Block                          21,070         1,002
   Ikon Office Solutions              27,030           934
   Service International              50,544         2,145
                                                ----------
                                                     7,372
                                                ----------
RECREATIONAL PRODUCTS & SERVICES -- 1.3%
   Harrah's Entertainment*            20,285           498
   Hasbro                             25,378           896
   Hilton Hotels                      50,305         1,603
   King World Productions*            14,824           434
   Marriott International*            25,670           955
   Marriott International, Cl A*      25,670           919
   Mattel                             58,365         2,313
   Sodexho Marriott Services*          6,417           170
   Walt Disney                       135,567        14,472
                                                ----------
                                                    22,260
                                                ----------
REPAIR SERVICES -- 0.0%
   Midas*                                100             2
                                                ----------
RETAIL -- 5.6%
   Albertson's                        49,340         2,597
   American Stores                    55,120         1,433
   Arbor Drugs                        11,900           280
   Autozone*                          30,500         1,033
   Charming Shoppes*                  21,370           102
   Circuit City Stores                19,800           846
   Consolidated Stores*               21,624           928
   Costco*                            43,058         2,298
   CVS                                34,570         2,610
   Darden Restaurants                 30,060           468
   Dayton-Hudson                      43,890         3,862
   Dillards Incorporated, Cl A        21,920           810
   F.W. Woolworth*                    27,120           678
   Federated Department Stores*       42,100         2,181
   Giant Food, Cl A                   12,060           466
   Great Atlantic & Pacific Tea        7,465           226
   Harcourt General                   14,166           784
   Home Depot                        146,961         9,911
   J.C. Penney                        50,230         3,802
   Kmart*                             97,980         1,635
   Kroger*                            51,160         2,363
   Longs Drug Stores                   7,590           231


--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Lowe's                             35,160    $    2,468
   May Department Stores              46,462         2,950
   McDonald's                        138,300         8,298
   Mercantile Stores                   7,415           498
   Nordstrom                          15,530           991
   Pep Boys                           12,750           296
   Rite Aid                           51,760         1,773
   Sears Roebuck                      78,725         4,522
   The Gap                            79,480         3,577
   The Limited                        54,712         1,570
   TJX                                32,020         1,449
   Toys "R" Us*                       57,065         1,716
   Tricon Global Restaurants*         30,198           908
   Wal-Mart Stores                   430,120        21,855
   Walgreen                           99,480         3,500
   Wendy's International              26,575           593
   Winn Dixie Stores                  29,860         1,385
                                                ----------
                                                    97,893
                                                ----------
RUBBER & PLASTIC -- 0.0%
   Sealed Air*                         8,500           557
                                                ----------
SPECIALTY MACHINERY -- 0.3%
   CBS                               142,880         4,849
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 0.2%
   Frontier                           33,000         1,075
   Nextel Communications, Cl A*       52,700         1,779
                                                ----------
                                                     2,854
                                                ----------
TRANSPORTATION SERVICES -- 0.7%
   Burlington Northern-Santa Fe       31,400         3,266
   CSX                                43,818         2,607
   Norfolk Southern                   75,700         2,829
   Ryder System                       15,330           583
   Union Pacific                      49,640         2,789
                                                ----------
                                                    12,074
                                                ----------
UTILITIES, ELECTRIC & GAS -- 2.8%
   American Electric Power            38,125         1,916
   Baltimore Gas & Electric           29,695           971
   Carolina Power & Light             29,800         1,348
   Central & South West               42,600         1,140
   Cinergy                            31,692         1,173
   Columbia Gas System                10,715           833
   Consolidated Natural Gas           19,130         1,104
   Dominion Resources                 38,875         1,633
   DTE Energy                         29,135         1,145
   Duke Power                         72,306         4,307
   Eastern Enterprises                 3,791           163
   Edison International               77,840         2,287
   Enron                              62,484         2,898
   Entergy                            49,020         1,458

================================================================================



--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   FPL Group                          36,528    $    2,347
   General Public Utilities           25,500         1,128
   Houston Industries                 56,751         1,632
   Niagara Mohawk Power*              28,965           377
   Nicor                               9,400           397
   Northern States Power              14,960           883
   Pacific Enterprises                16,742           683
   Pacificorp                         59,600         1,468
   PECO Energy                        44,675           988
   Peoples Energy                      6,640           242
   PG&E                               88,045         2,905
   PP&L Resources                     33,300           787
   Public Service Enterprise Group    46,583         1,764
   Sonat                              22,130           963
   Southern                          138,626         3,838
   Texas Utilities                    49,535         1,947
   UNICOM                             43,495         1,522
   Williams                           64,190         2,054
                                                ----------
                                                    48,301
                                                ----------
WHOLESALE -- 0.1%
   Cardinal Health                    22,000         1,940
                                                ----------
Total Common Stocks
   (Cost $968,523)                               1,719,623
                                                ----------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A)
     Zero coupon, 04/30/98          $  3,215         3,201
                                                ----------
Total U.S. Treasury Obligation
   (Cost $3,202)                                     3,201
                                                ----------
REPURCHASE AGREEMENT -- 1.7%
   J.P. Morgan
     6.030%, dated 03/31/98, matures
     04/01/98, repurchase price
     $30,410,000 (collateralized by
     two GNMA obligations, par value
     $35,133,000, 9.00%,
     11/15/26-12/15/26, and a
     FNMA obligation, par
     value $4,771,000, 6.207%,
     11/01/22, total market
     value: $31,039,000) (B)          30,405        30,405
                                                ----------
Total Repurchase Agreement
   (Cost $30,405)                                   30,405
                                                ----------
Total Investments -- 100.1%
   (Cost $1,002,130)                             1,753,229
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)         (1,228)
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   12,993,790 outstanding shares of
   beneficial interest                          $  355,201
Portfolio Shares of Class E (unlimited
   authorization -- no par value) based on
   37,413,582 outstanding shares of
   beneficial interest                             621,251
Undistributed net investment income                  5,065
Accumulated net realized gain
   on investments                                   19,161
Net unrealized appreciation on
   futures contracts                                   224
Net unrealized appreciation
   on investments                                  751,099
                                                ----------
Total Net Assets -- 100.0%                      $1,752,001
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                   $    34.71
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class E                   $    34.77
                                                ==========

(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS
(B) TRI-PARTY REPURCHASE AGREEMENT
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LTD -- LIMITED


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998


BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 39.7%
   U.S. Treasury Bonds
     13.125%, 05/15/01              $    325     $     394
     11.625%, 11/15/02                   200           248
     10.750%, 05/15/03                   700           855
     12.000%, 05/15/05                   100           136
     12.750%, 11/15/10                   325           462
      9.250%, 02/15/16                   500           677
      8.750%, 05/15/17                   445           583
      8.875%, 02/15/19                   490           655
      8.500%, 02/15/20                   600           779
      8.000%, 11/15/21                   300           374
      7.625%, 11/15/22                 1,150         1,383
      6.500%, 11/15/26                   475           507
   U.S. Treasury Notes
      6.375%, 05/15/99                   520           524
      9.125%, 05/15/99                   715           742
      7.750%, 11/30/99                 2,825         2,919
      6.125%, 09/30/00                   600           607
      7.750%, 02/15/01                   700           738
      6.375%, 03/31/01                 1,500         1,528
      6.625%, 04/30/02                   200           207
      6.250%, 06/30/02                 1,250         1,275
      7.000%, 07/15/06                   200           216
      6.500%, 10/15/06                 1,325         1,390
                                                ----------
Total U.S. Treasury Obligations
   (Cost $16,716)                                   17,199
                                                ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.7%
   FHLB
      8.220%, 05/29/98                   125           126
      5.836%, 11/26/99                   200           200
      5.440%, 10/15/03                   150           145
   FHLMC
      6.540%, 05/19/00                   250           254
      7.900%, 09/19/01                   250           266
   FNMA
      8.450%, 07/12/99                   200           206
      9.050%, 04/10/00                   200           212
      8.250%, 12/18/00                    50            53
      7.500%, 02/11/02                   100           106
      6.240%, 01/14/08                   150           149
      0.000%, 07/05/14                   415           152
   Resolution Funding Corporation
      8.875%, 04/15/30                   230           311
   Tennessee Valley Authority
     Government Agency
      6.375%, 06/15/05                   200           204
      6.000%, 03/15/13                   100            99
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $2,373)                                     2,483
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 16.8%
   Associates of North America
      5.600%, 01/15/01                  $300     $     297
   Auburn Hills Trust
     12.000%, 05/01/20                   100           159
   Baltimore Gas & Electric
      7.250%, 07/01/02                   200           208
   Cabot
      8.340%, 08/05/22                   500           562
   Campbell Soup
      8.875%, 05/01/21                   300           378
   Chase Manhattan
      8.625%, 05/01/02                   150           162
   Commercial Credit
      6.500%, 08/01/04                   150           150
   Commonwealth Edison
      6.500%, 04/15/00                   100           101
   ConAgra
      7.400%, 09/15/04                   260           272
   Dayton Hudson
      6.400%, 02/15/03                   150           150
   Enron
      6.750%, 09/01/04                   100           101
   Federated Department Stores
      8.125%, 10/15/02                   150           160
   First Union
      7.050%, 08/01/05                   500           519
   Ford Motor Credit
      6.125%, 01/09/06                   200           196
   GE Global Insurance
      7.000%, 02/15/26                   100           104
   Grand Metropolitan Investment
      8.000%, 09/15/22                   100           112
   Hilton Hotels
      7.375%, 06/01/02                    50            51
   Integra Financial
      8.500%, 05/15/02                   250           271
   J.P. Morgan
      5.750%, 10/15/08                   200           188
   Manufacturers Hanover
      8.500%, 02/15/99                   200           204
   May Dept. Stores
      9.875%, 12/01/02                   100           115
   New York Telephone
      8.625%, 11/15/10                   200           236
   Norfolk Southern
      7.700%, 05/15/17                    70            77
   Oracle
      6.720%, 02/15/04                   100           101
   Public Service of Colorado
      7.125%, 06/01/06                   200           210
   R.R. Donnelley & Sons
      9.125%, 12/01/00                   239           257

--------------------------------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Rockwell International
      6.750%, 09/15/02                  $150     $     153
   Salomon Smith Barney
      7.375%, 05/15/07                   250           265
   Sprint
      9.250%, 04/15/22                   150           190
   Tenneco
     10.075%, 02/01/01                   250           274
   Texaco Capital
      9.000%, 12/15/99                   100           105
   Texas Utilities
      6.750%, 03/01/03                   150           153
   Union Oil California
      9.150%, 02/15/06                   150           175
   USA Waste Service
      7.000%, 10/01/04                   100           103
   Virginia Electric & Power
      7.375%, 07/01/02                   150           156
   Walt Disney
      6.750%, 03/30/06                   100           103
   Wells Fargo
      8.375%, 05/15/02                   230           247
                                                ----------
Total Corporate Bonds
   (Cost $6,975)                                     7,265
                                                ----------
U.S. GOVERNMENT AGENCY POOLED MORTGAGES -- 31.5%
   FHLMC
      6.000%, 04/01/98                    15            15
      8.500%, 10/01/01                     8             9
      7.000%, 09/01/03                   114           117
      9.000%, 11/01/04                    29            31
      7.500%, 05/01/07                   105           109
      7.000%, 11/01/07                    98           100
      6.500%, 07/01/08                   166           167
      9.000%, 07/01/09                    15            17
      8.500%, 01/01/10                    74            79
      8.000%, 01/01/11                    74            77
      6.500%, 04/01/11                   124           125
      6.000%, 06/01/11                   310           306
      7.000%, 02/01/13                   198           201
      9.500%, 08/01/17                    46            50
     10.500%, 12/01/17                    23            26
      9.500%, 01/01/19                    25            27
     10.500%, 06/01/19                    11            13
      9.500%, 10/01/20                    36            39
      9.500%, 02/01/21                     8             9
      8.000%, 01/01/22                    24            25
      7.500%, 01/01/23                   124           128
      8.500%, 01/01/23                    54            57
      7.500%, 05/01/23                   169           173
      7.000%, 02/01/24                   288           291
      7.000%, 05/01/24                   192           195
      6.500%, 10/01/25                   177           176

--------------------------------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
      6.500%, 04/01/26                  $323     $     321
      7.000%, 04/01/26                   229           231
      7.500%, 05/01/26                   236           242
      8.000%, 05/01/26                   287           298
      7.000%, 06/01/26                   321           325
      7.500%, 05/01/27                   184           189
      8.000%, 09/01/27                    88            92
      7.000%, 12/01/27                   295           299
      6.500%, 04/01/28                   198           196
   FNMA
      8.350%, 11/10/99                   200           208
      6.500%, 03/01/03                   184           186
      8.250%, 10/12/04                   500           518
      9.000%, 10/01/06                    25            26
      8.500%, 05/01/07                    25            27
      7.500%, 06/01/07                    94            98
      8.000%, 08/01/07                    75            78
      7.000%, 02/01/08                   163           167
      7.000%, 04/01/08                    47            49
      8.000%, 12/01/08                    60            62
      6.000%, 12/25/08                   274           271
      6.500%, 04/01/11                   166           167
      9.500%, 07/01/20                    22            24
      9.500%, 02/01/21                     9            10
      8.500%, 03/01/22                    84            89
      8.000%, 06/01/22                   166           172
      8.500%, 10/01/22                    71            75
      7.500%, 01/01/23                   300           308
      8.000%, 05/01/23                   182           189
      7.000%, 06/01/23                   301           304
      6.000%, 12/25/23                   164           159
      6.500%, 06/01/25                   198           196
      7.500%, 01/01/26                   395           406
      6.500%, 02/01/26                   271           268
      7.000%, 03/01/26                   356           360
      9.000%, 11/01/26                   190           202
      7.500%, 06/01/27                   229           235
      6.500%, 12/01/27                   198           196
      7.000%, 03/01/28                   198           200
   GNMA
      8.000%, 10/15/07                    38            40
      9.500%, 09/15/09                    29            32
      6.500%, 03/15/11                   127           128
     11.500%, 04/15/15                    23            26
      8.500%, 02/15/17                    72            77
      8.500%, 05/15/17                    93            99
      9.500%, 07/15/17                    22            24
      9.750%, 10/15/17                    23            25
     10.000%, 09/15/18                    26            29
     11.000%, 10/15/19                     2             3
      9.000%, 11/15/19                   118           127
     10.000%, 02/20/21                    15            17
      9.000%, 08/15/21                    17            19

STATEMENT OF NET ASSETS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998


BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE       MARKET
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
      8.500%, 11/15/21               $   101    $      107
      8.000%, 03/15/22                   218           226
      8.500%, 11/15/22                    37            40
      7.500%, 01/15/23                   133           137
      7.000%, 05/15/23                   297           301
      8.000%, 09/15/23                   318           329
      7.000%, 11/15/23                   311           314
      6.500%, 02/15/24                   203           201
      7.500%, 05/15/24                   441           453
      7.500%, 03/15/26                   395           406
      7.000%, 01/15/28                   249           252
      6.500%, 04/15/28                   198           196
                                                ----------
Total U.S. Government Agency Pooled Mortgages
   (Cost $13,447)                                   13,613
                                                ----------
YANKEE BONDS -- 4.0%
   International Bank
      8.250%, 09/01/16                   200           244
   Landeskredit Bank
      7.875%, 04/15/04                   250           272
   Province of Ontario
      8.000%, 10/17/01                   250           265
   Quebec Province
      8.625%, 01/19/05                   500           561
   Republic of Ireland
      7.875%, 12/01/01                   200           213
   Santander Financial
      7.750%, 05/15/05                   150           160
                                                ----------
Total Yankee Bonds
   (Cost $1,660)                                     1,715
                                                ----------
REPURCHASE AGREEMENT -- 3.4%
   Lehman Brothers
     5.250%, dated 03/31/98, matures
     04/01/98, repurchase price
     $1,488,000, (collateralized
     by U.S. Treasury Note, par
     value $1,472,000,
     6.500%, matures 04/30/99,
     total market
     value: $1,526,000) (A)            1,488         1,488
                                                ----------
Total Repurchase Agreement
   (Cost $1,488)                                     1,488
                                                ----------
Total Investments -- 101.1%
   (Cost $42,659)                                   43,763
                                                ----------

--------------------------------------------------------------------------------
                                                    MARKET
                                                 VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (1.1%)
   Accrued Income                               $      655
   Investment Securities Purchased Payable          (1,003)
   Other Assets and Liabilities, Net                  (133)
                                                ----------
TOTAL OTHER ASSETS AND LIABILITIES                    (481)
                                                ----------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   4,115,860 outstanding shares of
   beneficial interest                              42,830
Accumulated net realized loss
   on investments                                     (652)
Net unrealized appreciation
   on investments                                    1,104
                                                ----------
Total Net Assets -- 100.0%                      $   43,282
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                   $    10.52
                                                ==========
(A) TRI-PARTY REPURCHASE AGREEMENT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
SEI INDEX FUNDS -- FOR THE YEAR ENDED MARCH 31, 1998

                                                                                -------------     --------------
                                                                                   S&P 500            BOND
                                                                                    INDEX             INDEX
                                                                                  PORTFOLIO         PORTFOLIO
                                                                                -------------     --------------
INVESTMENT INCOME:
   Dividends                                                                     $  21,406            $   --
   Interest                                                                          2,458             2,587
                                                                                 ---------            ------
   Total Investment Income                                                          23,864             2,587
                                                                                 ---------            ------
EXPENSES:
   Management Fees                                                                   2,924               137
   Waiver of Management Fees                                                          (520)              (59)
   Investment Advisory Fees                                                            399                27
   Custodian/Wire Agent Fees                                                           209                 6
   Trustee Fees                                                                         20                 1
   Pricing Fees                                                                         12                 2
   Professional Fees                                                                    57                 1
   Registration Fees                                                                   105                 3
   Distribution Fees (1)                                                             2,691                98
   Waiver of Distribution Fees                                                      (2,691)              (98)
   Distribution Fees--Class A (2)                                                      378                --
   Printing Expense                                                                     56                30
   Licensing Fee                                                                        40                --
   Other Expenses                                                                       21                 1
                                                                                 ---------            ------
   Total Expenses                                                                    3,701               149
                                                                                 ---------            ------
NET INVESTMENT INCOME                                                               20,163             2,438
                                                                                 ---------            ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net Realized Gain from Securities Sold                                           13,501               210
   Net Realized Gain from Futures Contracts                                         12,275                --
                                                                                 ---------            ------
   Net Realized Gain from Security Transactions                                     25,776               210
                                                                                 ---------            ------
   Change in Unrealized Appreciation on Investment Securities                      458,775             1,636
   Change in Unrealized Appreciation on Futures Contracts                            2,563                --
                                                                                 ---------            ------
   Net Change in Unrealized Appreciation on Investments                            461,338             1,636
                                                                                 ---------            ------
   Net Realized and Unrealized Gain on Investments                                 487,114             1,846
                                                                                 ---------            ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $ 507,277            $4,284
                                                                                 =========            ======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES.
(2) FEES ARE INCURRED AT THE CLASS A LEVEL ONLY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI INDEX FUNDS -- FOR THE YEARS ENDED MARCH 31

                                                                           ---------------------     --------------------
                                                                                S&P 500 INDEX            BOND INDEX
                                                                                  PORTFOLIO               PORTFOLIO
                                                                           ---------------------     --------------------
                                                                             4/1/97-     4/1/96-     4/1/97-     4/1/96-
                                                                             3/31/98     3/31/97     3/31/98     3/31/97
                                                                           ----------   --------     -------    ---------
OPERATIONS:
   Net Investment Income                                                   $   20,163   $ 15,761     $ 2,438    $ 2,864
   Net Realized Gain (Loss) from Security Transactions                         25,776      8,567         210       (215)
   Net Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                    461,338    109,273       1,636       (648)
                                                                           ----------   --------     -------    -------
   Net Increase in Net Assets Resulting from Operations                       507,277    133,601       4,284      2,001
                                                                           ----------   --------     -------    -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                      (19,320)   (14,687)     (2,438)    (3,102)
   Net Realized Gain                                                           (9,993)   (11,751)         --         --
                                                                           ----------   --------     -------    -------
   Total Distributions                                                        (29,313)   (26,438)     (2,438)    (3,102)
                                                                           ----------   --------     -------    -------
CAPITAL SHARE TRANSACTIONS:*
CLASS A: (1)
   Proceeds from Shares Issued                                                290,554    107,351      23,021     16,462
   Reinvestment of Cash Distributions                                           5,032      1,543         704      1,023
   Cost of Shares Redeemed                                                    (43,002)    (9,319)    (17,980)   (31,878)
                                                                           ----------   --------     -------    -------
   Net Increase (Decrease) from Class A Transactions                          252,584     99,575       5,745    (14,393)
                                                                           ----------   --------     -------    -------
CLASS E: (2)
   Proceeds from Shares Issued                                                434,840    402,704          --         --
   Reinvestment  of Cash Distributions                                         13,097     12,852          --         --
   Cost of Shares Redeemed                                                   (371,143)  (311,208)         --         --
                                                                           ----------   --------     -------    -------
   Net Increase from Class E Transactions                                      76,794    104,348          --         --
                                                                           ----------   --------     -------    -------
   Net Increase (Decrease) from Capital Share Transactions                    329,378    203,923       5,745    (14,393)
                                                                           ----------   --------     -------    -------
   Net Increase (Decrease) in Net Assets                                      807,342    311,086       7,591    (15,494)
                                                                           ----------   --------     -------    -------
NET ASSETS:
   Beginning of Year                                                          944,659    633,573      35,691     51,185
                                                                           ----------   --------     -------    -------
   End of Year                                                             $1,752,001   $944,659     $43,282    $35,691
                                                                           ==========   ========     =======    =======
*SHARES ISSUED AND REDEEMED:
CLASS A: (1)
   Shares Issued                                                                9,710      4,708       2,216      1,624
   Shares Issued in Lieu of Cash Distributions                                    171         67          68        101
   Shares Redeemed                                                             (1,408)      (398)     (1,736)    (3,145)
                                                                           ----------   --------     -------    -------
     Total Class A Transactions                                                 8,473      4,377         548     (1,420)
                                                                           ----------   --------     -------    -------
CLASS E: (2)
   Shares Issued                                                               14,759     17,481          --         --
   Shares Issued in Lieu of Cash Distributions                                    450        569          --         --
   Shares Redeemed                                                            (12,483)   (13,558)         --         --
                                                                           ----------   --------     -------    -------
     Total Class E Transactions                                                 2,726      4,492          --         --
                                                                           ----------   --------     -------    -------
   Increase (Decrease) in Shares                                               11,199      8,869         548     (1,420)
                                                                           ==========   ========     =======    =======

(1) ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS E SHARES TO CLASS A SHARES.
(2) ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS A SHARES TO CLASS E SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI INDEX FUNDS -- FOR THE PERIODS ENDED MARCH 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET REALIZED
                                    AND                                                                          RATIO OF NET
          NET ASSET              UNREALIZED   DIVIDENDS  DISTRIBUTIONS                                 RATIO OF   INVESTMENT
            VALUE,     NET       GAINS OR     FROM NET      FROM       NET ASSET         NET ASSETS    EXPENSES     INCOME
          BEGINNING INVESTMENT    (LOSSES)   INVESTMENT    CAPITAL     VALUE, END TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD  INCOME    ON SECURITIES   INCOME       GAINS      OF PERIOD  RETURN PERIOD (000) NET ASSETS  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------
  CLASS A++
  1998      $24.06    $0.41       $10.86       $(0.41)    $(0.21)       $34.71    47.43% $  451,077      0.40%      1.37%
  1997       20.87     0.48         3.47        (0.43)     (0.33)        24.06    19.22%    108,770      0.40%      1.84
  1996(1)    20.82       --         0.05           --         --         20.87     0.24%*     3,007      0.46%      0.97%
  CLASS E+++
  1998      $24.10    $0.45       $10.88       $(0.45)    $(0.21)       $34.77    47.62% $1,300,924      0.25%      1.55%
  1997       20.88     0.46         3.54        (0.45)     (0.33)        24.10    19.46%    835,889      0.25%      2.03%
  1996       16.40     0.44         4.72        (0.37)     (0.31)        20.88    31.88%    630,566      0.25%      2.31%
  1995       15.07     0.42         1.79        (0.42)     (0.46)        16.40    15.26%    458,012      0.25%      2.69%
  1994       15.80     0.43        (0.22)       (0.42)     (0.52)        15.07     1.19%    424,647      0.25%      2.57%
  1993       14.17     0.40         1.69        (0.40)     (0.06)        15.80    14.97%    675,484      0.25%      2.75%

--------------------
BOND INDEX PORTFOLIO
--------------------
  1998      $10.01    $0.64       $ 0.51       $(0.64)        --        $10.52    11.81% $   43,282      0.38%      6.22%
  1997       10.26     0.64        (0.21)       (0.68)        --         10.01     4.36%     35,691      0.38%      6.26%
  1996(2)     9.90     0.64         0.36        (0.64)        --         10.26    10.31%     51,185      0.38%      6.20%
  1995       10.09     0.63        (0.20)       (0.62)        --          9.90     4.54%     45,643      0.38%      6.33%
  1994       10.43     0.56        (0.33)       (0.57)        --         10.09     2.10%     56,161      0.38%      5.35%
  1993        9.87     0.66         0.56        (0.66)        --         10.43    12.73%     56,032      0.38%      6.49%


                      RATIO OF NET
            RATIO OF   INVESTMENT
             EXPENSES    INCOME
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO   AVERAGE
           (EXCLUDING  (EXCLUDING   TURNOVER  COMMISSION
             WAIVERS)    WAIVERS)     RATE       RATE+
--------------------------------------------------------
-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------
  CLASS A++
  1998         0.44%        1.33%        4%     $.0169
  1997         0.46%        1.78%        2%      .0197
  1996(1)      0.58%        0.85%        3%       n/a
  CLASS E+++
  1998         0.54%        1.26%        4%     $.0169
  1997         0.54%        1.74%        2%      .0197
  1996         0.35%        2.21%        3%       n/a
  1995         0.35%        2.59%        4%       n/a
  1994         0.33%        2.49%       23%       n/a
  1993         0.35%        2.65%        1%       n/a

--------------------
BOND INDEX PORTFOLIO
--------------------
  1998         0.78%        5.82%       44%       n/a
  1997         0.71%        5.93%       46%       n/a
  1996(2)      0.48%        6.10%       59%       n/a
  1995         0.48%        6.23%       21%       n/a
  1994         0.47%        5.26%       55%       n/a
  1993         0.45%        6.42%      115%       n/a

*   THE TOTAL RETURN HAS NOT BEEN ANNUALIZED.
+ AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR THE FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
++ ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS E SHARES TO CLASS A SHARES.
+++ ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS A
    SHARES TO CLASS E SHARES.
(1) S&P 500 INDEX CLASS A SHARES, FORMERLY THE CLASS E SHARES, WERE OFFERED BEGINNING FEBRUARY 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEENANNUALIZED.
(2) THE INVESTMENT ADVISER WAS CHANGED FROM WORLD ASSET MANAGEMENT TO MELLON
    BOND ASSOCIATES EFFECTIVE OCTOBER 2, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998


1.   ORGANIZATION:
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two portfolios: the S&P 500 Index Portfolio and the Bond Index Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The Trust is registered to offer Class A and Class E shares of the S&P 500 Index Portfolio and Class A shares of the Bond Index Portfolio. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Portfolios.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using a method which approximates the effective interest method.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by SEI Fund Management (the "Manager") and the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.
     FUTURES CONTRACTS -- The S&P 500 Index Portfolio invests in S&P 500 futures contracts. For each S&P 500 futures contract, the Portfolio pledges Treasury bills with the broker valued at approximately $10,000 per contract. Subsequent payments to and from the broker are made on a daily basis or upon expiration or closing of the position, as the value of the S&P 500 Index fluctuates. These fluctuations make the positions in the futures contracts more or less valuable, which results in gains or losses to the Portfolio. The S&P 500 Index Portfolio's investment in S&P 500 Index futures contracts is designed to assist the Portfolio in more closely approximating the performance of the S&P 500 Index. Risks of entering into S&P 500 Index futures contracts include the possi-

================================================================================


bility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Should the S&P 500 Index move unexpectedly, the Portfolio may not receive the anticipated benefits from the S&P 500 Index futures contracts and may realize a loss.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Fund are prorated to the Portfolios on the basis of relative net assets.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     OTHER -- Distributions from net investment income for the Portfolios are paid to shareholders in the form of monthly dividends for the Bond Index Portfolio and quarterly for the S&P 500 Index Portfolio. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly for the S&P 500 Index Portfolio, $14,000 was reclassified from undistributed net investment income to accumulated net realized gain on investments. In addition, permanent differences have been reclassified from undistributed net investment income to paid in capital in the amount of $99,000. These reclassifications have no effect on net assets or net asset values per share.

3.   TRANSACTIONS WITH AFFILIATES:
The Trust and the Manager are parties to management agreements for the S&P 500 Index Portfolio and Bond Index Portfolio dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Portfolios for an annual fee equal to .22% of the average daily net assets of the S&P 500 Index Portfolio and
 .35% of average daily net assets of the Bond Index Portfolio. The Manager has agreed to waive its fee so that the total annual expenses of each Portfolio will not exceed the lower of the maximum limitations established by certain states or voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.
     SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to .15% or
 .25%, respectively, of the average daily net assets attributable to the particular class of shares are paid to the

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INDEX FUNDS -- MARCH 31, 1998

     Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

4.   INVESTMENT ADVISORY AGREEMENT:
Under an investment advisory agreement dated January 31, 1995, World Asset Management serves as the Investment Adviser of the S&P 500 Index Portfolio. For its services as Investment Adviser, World Asset Management receives a monthly fee at an annual rate of .03% of the average daily net assets of the S&P 500 Index Portfolio. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Portfolio under an advisory agreement dated October 2, 1995. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of .07% of the average daily net assets of the Bond Index Portfolio.

5.   INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended March 31, 1998, were as follows:

                            U.S.
                         GOVERNMENT
                         SECURITIES   ALL OTHER   TOTAL
                            (000)       (000)     (000)
                         ----------   ---------  -------
                 S&P 500 INDEX PORTFOLIO
Purchases                 $    --    $388,696   $388,696
Sales                          --      45,966     45,966
                 BOND INDEX PORTFOLIO
Purchases                 $20,434    $  2,341   $ 22,775
Sales                      16,520         223     16,743


     On March 31, 1998, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at March 31, 1998, for each Portfolio is as follows:

                                                     NET
                         APPRECIATED DEPRECIATED  UNREALIZED
                         SECURITIES  SECURITIES  APPRECIATION
                            (000)      (000)        (000)
                         ----------- ----------- ------------
S&P 500 Index Portfolio   $765,367    $(14,044)   $751,323
Bond Index Portfolio         1,163         (59)      1,104

     The Bond Index Portfolio invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Portfolio at March 31, 1998.
                                                   % OF
                                                 PORTFOLIO
                MOODY'S                            VALUE
                -------                          ---------
U.S. Government Securities .....................  76.10%
Repurchase Agreements ..........................   3.40%
Other Bonds
     Aaa .......................................   1.20%
     Aa ........................................   3.20%
     A .........................................  10.90%
     Baa .......................................   5.20%
                                                 -------
                                                 100.00%
                                                 =======

================================================================================


     At March 31, 1998, the Bond Index Portfolio had capital loss carryforwards to the extent provided in the regulations for Federal income tax as follows:

     CAPITAL LOSS
       CARRYOVER     EXPIRES       EXPIRES      EXPIRES
        3/31/98       2003          2004         2005
     ------------   ---------    ----------   ----------
       $645,487     $302,811      $100,980     $241,696


6.   FUTURES CONTRACTS:
A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Portfolio at March 31, 1998 is as follows:

                                                UNREALIZED
  NUMBER OF   TRADE        FACE     SETTLEMENT  GAIN (LOSS)
  CONTRACTS   PRICE       AMOUNT       MONTH       (000)
  --------- ---------    ---------  ----------- -----------
     45     $1,118.00     $11,250    June 1998   $  (85)
     20      1,097.95       5,000    June 1998       63
     15      1,107.10       3,750    June 1998       13
     10      1,110.50       2,500    June 1998       --
      8      1,080.50       2,000    June 1998       60
      8      1,092.50       2,000    June 1998       36
      7      1,111.80       1,750    June 1998       (2)
      6      1,079.50       1,500    June 1998       46
      6      1,079.60       1,500    June 1998       46
      6      1,097.40       1,500    June 1998       20
      6      1,106.20       1,500    June 1998        6
      6      1,110.50       1,500    June 1998       --
      5      1,091.50       1,250    June 1998       24
      4      1,112.50       1,000    June 1998       (2)
      2      1,111.50         500    June 1998       (1)
                                                 ------
                                                 $  224
                                                 ======

7.   SUBSEQUENT EVENT:
On April 14, 1998, Michigan Masonic Charitable Foundation Liquidated its full position of 1,737,031 shares in the S&P 500 Index Class E Portfolio and received a portion of its redemption in-kind for a value of $59,853,681.

NOTICETO SHAREHOLDERS
================================================================================
MARCH 31, 1998 -- (UNAUDITED)

For shareholders that do not have a March 31, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 1998 the Portfolios of the SEI Index Funds are designating long term and mid term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                                   (A)                  (B)                (C)
                                                LONG TERM            MID TERM           ORDINARY
                                              CAPITAL GAINS        CAPITAL GAINS         INCOME              TOTAL
                                              DISTRIBUTIONS        DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTIONS
PORTFOLIO                                      (TAX BASIS)          (TAX BASIS)        (TAX BASIS)        (TAX BASIS)
----------                                    -------------        -------------      -------------      -------------
S&P 500 Index                                     22%                    2%                 76%              100%
Bond Index (2)                                     0%                    0%                100%              100%

                                                   (D)                  (E)                 (F)
                                               QUALIFYING           TAX-EXEMPT            FOREIGN
PORTFOLIO                                     DIVIDENDS(1)           INTEREST           TAX CREDIT
----------                                    ------------          ----------          ----------
S&P 500 Index                                     79%                   0%                   0%
Bond Index                                         0%                   0%                   0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The Bond Index Fund satisfies CA, CT and NY's statutory requirements to pass-through income from Federal obligations. Accordingly, the pro-rata portion of income from Federal obligations may be exempt for those respective state's income tax purpose.

* Items (A) and (B) and (C) are based on the percentage of each Portfolio's total distribution.
** Item (D) is based on the percentage of ordinary income of the Portfolio. *** Items (E) and (F) are based on the percentage of gross income of the
    Portfolio.

                                     NOTES

                                     NOTES

===============
SEI INDEX FUNDS
===============
ANNUAL REPORT
===============
MARCH 31, 1998

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISERS
World Asset Management
Mellon Bond Associates

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP





THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL
1[BULLET]800[BULLET]DIAL[BULLET]SEI/1[BULLET]800[BULLET]342[BULLET]5734

SEI
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-091-05